CAPITAL STOCK AND OTHER RELATED ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of capital stock and other capital related accounts [abstract]
Schedule of Detailed Information of Capital Stock and Other Capital Related Accounts

	2025	2024
Capital stock	58,348	58,348
Capital adjustment	123,324,276	123,324,276
Share premium	182,839,197	182,839,197
Treasury shares trading premium	492,386	492,386
Merger premium	41,109,656	41,109,656
Total	347,823,863	347,823,863
The issued, paid-in and registered capital stock consists of:
Common stock with a face value of 0.10 per share and entitled to 1 vote each, fully paid-in (in thousands)	583,483	583,483